Federated Hermes MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—2.8%
316,400	[1]	Cinemark Holdings, Inc.	$5,423,096
72,205	[1]	E.W. Scripps Co.	271,491
94,692	[1]	Madison Square Garden Spinco	3,707,192
21,458	[1]	MediaAlpha, Inc.	434,525
29,110		Shutterstock, Inc.	1,243,288
224,153	[1]	Vimeo Holdings, Inc.	804,709
15,513	[1]	Yelp, Inc.	624,243
		TOTAL	12,508,544
		Consumer Discretionary—11.4%
21,636	[1]	Abercrombie & Fitch Co., Class A	2,629,207
55,903	[1]	Brinker International, Inc.	2,996,401
17,108	[1]	Carvana Co.	1,418,595
340,502	[1]	Chegg, Inc.	1,760,395
240,537	[1]	Coursera, Inc.	2,458,288
6,769	[2]	Cracker Barrel Old Country Store, Inc.	393,888
21,183	[1]	Duolingo, Inc.	4,782,062
49,186	[1]	Frontdoor, Inc.	1,509,518
170,856	[1,2]	Groupon, Inc.	1,975,095
1,030		Installed Building Products, Inc.	242,802
266,780	[1,2]	iRobot Corp.	2,283,637
30,931	[1]	Leslie’s, Inc.	121,559
10,072	[1]	MCBC Holdings, Inc.	203,757
16,815		Murphy USA, Inc.	6,958,383
98,480	[1]	National Vision Holdings, Inc.	1,715,522
158,677	[1]	PlayAGS, Inc.	1,402,705
20,275	[1,2]	Red Robin Gourmet Burgers	153,076
17,228	[1,2]	Revolve Group, Inc.	343,010
499,736	[1]	Rush Street Interactive, Inc.	3,193,313
6,057	[1]	Shake Shack, Inc.	641,134
10,899	[1]	Stride, Inc.	727,508
7,282		Texas Roadhouse, Inc.	1,170,800
69,422		Upbound Group, Inc.	2,152,776
13,841	[1]	Visteon Corp.	1,531,230
16,566		Wingstop, Inc.	6,374,431
168,073		Wolverine World Wide, Inc.	1,805,104
		TOTAL	50,944,196
		Consumer Staples—5.2%
151,401	[1,2]	Beauty Health Co./The	489,025
66,087	[1]	Bellring Brands, Inc.	3,646,020
6,039		Coca-Cola Bottling Co.	4,988,214
18,219	[1]	elf Beauty, Inc.	2,961,134
19,957		Energizer Holdings, Inc.	573,165
52,235		Medifast, Inc.	1,438,030
87,141	[1]	Sprouts Farmers Market, Inc.	5,753,920
22,380		Turning Point Brands, Inc.	645,439
110,122	[1]	Vital Farms, Inc.	2,946,865
		TOTAL	23,441,812

Shares			Value
		COMMON STOCKS—continued
		Energy—3.2%
4,426		CVR Energy, Inc.	$134,462
15,778	[1]	Dorian LPG Ltd.	651,947
31,081	[1]	Expro Group Holdings NV	583,079
42,258	[1]	Kodiak Gas Services	1,148,572
196,725		Liberty Energy, Inc.	4,327,950
6,635		Magnolia Oil & Gas Corp.	166,339
4,337		Matador Resources Co.	270,195
29,532		PBF Energy, Inc.	1,573,170
18,836		SM Energy Co.	913,358
36,711	[1]	Weatherford International PLC	4,538,214
		TOTAL	14,307,286
		Financials—7.0%
122,448	[1]	AvidXchange Holdings, Inc.	1,427,744
99,204	[1]	Cantaloupe, Inc.	574,391
301,245	[1,2]	Fidelis Insurance	5,597,132
7,244		HCI Group, Inc.	827,120
3,380		Kinsale Capital Group, Inc.	1,227,785
25,245	[1]	LendingTree, Inc.	1,218,576
24,472		PROG Holdings, Inc.	813,449
8,004		RLI Corp.	1,131,365
8,289		Selective Insurance Group, Inc.	842,577
246,465	[1]	SelectQuote, Inc.	372,162
267,006	[1]	Siriuspoint Ltd.	3,145,331
110,134	[1]	Skyward Specialty Insurance Group, Inc.	3,845,879
290,025	[1]	StoneCo Ltd.	4,524,390
6,811		Tiptree, Inc.	108,499
15,165		Universal Insurance Holdings, Inc.	296,021
103,674		Victory Capital Holdings	5,272,860
		TOTAL	31,225,281
		Health Care—20.2%
6,325	[1]	Acadia Pharmaceuticals, Inc.	105,691
394,765	[1]	ADMA Biologics, Inc.	2,573,868
48,282	[1,2]	Agenus, Inc.	585,178
809,713	[1,2]	Akebia Therapeutics, Inc.	1,020,238
52,483	[1]	Aldeyra Therapeutics, Inc.	206,783
33,376	[1]	Alector, Inc.	169,550
183,338	[1]	Alkermes, Inc.	4,499,115
157,412	[1]	Amylyx Pharmaceuticals, Inc.	284,916
57,672	[1]	Arcellx, Inc.	2,884,753
117,533	[1]	Arcutis Biotherapeutics, Inc.	977,875
28,011	[1]	Arvinas, Inc.	889,909
25,394	[1]	Assembly Biosciences, Inc.	316,663
127,738	[1]	Atea Pharmaceuticals, Inc.	472,631
47,907	[1,2]	Bioxcel Therapeutics, Inc.	120,726
24,255	[1]	Blueprint Medicines Corp.	2,215,452
21,558	[1]	Catalyst Pharmaceutical Partners, Inc.	324,448
575,966	[1]	Codexis, Inc.	1,676,061
108,046	[1]	Collegium Pharmaceutical, Inc.	3,990,139
2,384		CONMED Corp.	162,064
24,359	[1]	Corcept Therapeutics, Inc.	568,052
3,477	[1]	Crinetics Pharmaceuticals, Inc.	152,362
12,407	[1]	Cross Country Healthcare, Inc.	218,363

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
131,902	[1,2]	Cutera, Inc.	$319,203
64,827	[1]	Dynavax Technologies Corp.	737,083
17,152	[1]	Enanta Pharmaceuticals, Inc.	235,668
7,876		Ensign Group, Inc.	932,203
30,711	[1]	Evolus, Inc.	361,468
208,127	[1]	EyePoint Pharmaceuticals, Inc.	3,663,035
298,174	[1]	Fate Therapeutics, Inc.	1,177,787
12,902	[1]	Glaukos Corp.	1,238,592
8,218	[1]	Haemonetics Corp.	755,645
154,041	[1]	Halozyme Therapeutics, Inc.	5,868,962
163,096	[1]	Harmony Biosciences Holdings, Inc.	5,041,297
47,993	[1,2]	Heron Therapeutics, Inc.	111,344
232,564	[1]	Hims & Hers Health, Inc.	2,914,027
233,560	[1]	Inmode Ltd.	4,014,896
2,269	[1]	Keros Therapeutics, Inc.	127,949
6,667	[1]	Kymera Therapeutics, Inc.	224,145
5,038	[1]	Lantheus Holdings, Inc.	335,229
15,013	[1]	Ligand Pharmaceuticals, Inc., Class B	1,049,259
98,410	[1]	Liquidia Technologies, Inc.	1,264,568
49,729	[1]	Livanova PLC	2,772,392
28,615	[1]	MacroGenics, Inc.	422,930
393,046	[1]	MiMedx Group, Inc.	2,421,163
87,935	[1]	Nevro Corp.	930,352
315,180	[1]	NextCure, Inc.	381,368
5,425	[1]	Omnicell, Inc.	145,444
76,813	[1]	OptimizeRX Corp	783,493
165,160	[1]	Outset Medical, Inc.	417,855
21,078		Owens & Minor, Inc.	521,470
24,095	[1]	Pacira BioSciences, Inc.	632,494
36,085	[1]	Pennant Group, Inc./The	754,537
41,382	[1]	PetIQ, Inc.	675,354
25,745	[1]	PROCEPT BioRobotics Corp.	1,363,970
113,286	[1,2]	ProKidney Corp.	233,936
159,667	[1]	Puma Biotechnology, Inc.	809,512
100,171	[1]	RAPT Therapeutics, Inc.	771,317
96,010	[1]	Relmada Therapeutics, Inc.	349,476
608,484	[1]	Revance Therapeutics, Inc.	2,196,627
107,342	[1]	RxSight, Inc.	5,595,738
335,119	[1]	Sangamo BioSciences, Inc.	172,553
308,643	[1]	Siga Technologies, Inc.	2,709,886
139,043	[1]	Silk Road Medical, Inc.	2,702,996
8,793	[1]	SpringWorks Therapeutics, Inc.	410,545
17,401	[1]	Supernus Pharmaceuticals, Inc.	523,770
150,503	[1]	Tactile Systems Technology, Inc.	2,072,426
82,281	[1]	Travere Thrapeutics, Inc.	455,014
50,969	[1]	Vanda Pharmaceuticals, Inc.	242,612
11,350	[1]	Vericel Corp	520,624
53,012	[1]	Vir Biotechnology, Inc.	448,482
263,955	[1]	Voyager Therapeutics, Inc.	2,064,128
44,474	[1,2]	Y-mAbs Therapeutics, Inc.	676,450
		TOTAL	89,966,111

Shares			Value
		COMMON STOCKS—continued
		Industrials—21.3%
36,696		Apogee Enterprises, Inc.	$2,267,079
34,016	[1]	Atkore, Inc.	5,963,005
75,809	[1]	Atmus Filtration Technologies, Inc.	2,296,255
17,836	[1]	Beacon Roofing Supply, Inc.	1,757,381
114,116	[1]	Blue Bird Corp.	3,760,693
10,991		Boise Cascade Co.	1,453,780
37,385	[1]	Cimpress PLC	3,187,819
9,702		Comfort Systems USA, Inc.	3,001,896
25,492	[1]	Commercial Vehicle Group, Inc.	153,207
12,161	[1]	Construction Partners, Inc.	627,994
16,811		Emcor Group, Inc.	6,004,385
17,176		EnerSys, Inc.	1,553,569
73,827	[1]	Exlservice Holding, Inc.	2,140,983
27,314	[1]	Fluor Corp.	1,101,574
13,250	[1]	Forrester Research, Inc.	241,017
128,828		Forward Air Corp.	2,836,793
69,728	[1]	Franklin Covey Co.	2,715,208
103,877	[1]	GMS, Inc.	9,610,700
19,475		Griffon Corp.	1,276,002
65,063		Heidrick & Struggles International, Inc.	1,918,057
28,986	[1]	Huron Consulting Group, Inc.	2,702,655
54,985		Hyster-Yale Materials Handling, Inc.	3,220,471
215,978	[1]	JELD-WEN Holding, Inc.	4,427,549
26,437		KForce Com, Inc.	1,632,749
91,880	[1]	Legalzoom.com, Inc.	1,097,966
164,960	[1]	Mistras Group, Inc.	1,443,400
34,622	[1]	MRC Global, Inc.	388,805
8,583	[1]	MYR Group, Inc.	1,426,924
128,142	[1]	NEXTracker, Inc.	5,483,196
54,721	[1]	Parsons Corp.	4,296,146
633,290	[1,2]	SunPower Corp.	1,304,577
2,278		Tennant Co.	265,341
59,624		Terex Corp.	3,341,925
231,579		The Shyft Group, Inc.	2,519,579
2,094	[1]	TriNet Group, Inc.	210,175
112,200		TTEC Holdings, Inc.	816,816
7,588		Universal Truckload Services, Inc.	339,032
182,504	[1]	Upwork, Inc.	2,135,297
18,846		Watts Industries, Inc., Class A	3,740,177
6,909	[1]	Willdan Group, Inc.	194,765
		TOTAL	94,854,942
		Information Technology—22.2%
317,058	[1]	8x8, Inc.	700,698
55,209		A10 Networks, Inc.	721,030
201,863	[1,2]	Aehr Test Systems	2,418,319
5,730	[1]	Alarm.com Holdings, Inc.	381,045
55,142	[1]	Alkami Technology, Inc.	1,327,268
12,134	[1]	AppFolio, Inc.	2,751,748
287,534	[1]	Arlo Technologies, Inc.	3,559,671
268,674	[1]	AvePoint, Inc.	2,087,597
13,193	[1]	Axcelis Technologies, Inc.	1,365,739
2,539		Badger Meter, Inc.	464,434

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,363	[1]	Blackbaud, Inc.	$1,976,285
36,710	[1]	Box, Inc.	955,194
14,541	[1]	Braze, Inc.	609,268
92,045	[1]	Brightcove, Inc.	163,840
247,068	[1,2]	Cambium Networks Corp.	837,560
221,189	[1]	Clear Secure, Inc.	3,864,172
81,656	[1]	Clearfield, Inc.	2,459,479
49,221	[1,2]	Coda Octopus Group, Inc.	327,812
175,575	[1]	CommScope Holdings Co., Inc.	156,964
40,468	[1]	Commvault Systems, Inc.	4,146,756
135,241	[1]	Couchbase, Inc.	3,264,718
334,215	[1]	Digital Turbine, Inc.	638,351
161,146	[1]	Expensify, Inc.	257,834
96,335	[1]	Extreme Networks, Inc.	1,078,952
211,101	[1]	Freshworks, Inc.	3,768,153
20,111	[1]	Harmonic Lightwaves, Inc.	215,992
28,948		InterDigital, Inc.	2,858,036
1,858	[1]	Itron, Inc.	171,159
9,840		Kulicke & Soffa Industries	455,395
212,366	[1,2]	Maxeon Solar Technologies Ltd.	414,114
71,574	[1]	MaxLinear, Inc.	1,488,023
3,552	[1,2]	MicroStrategy, Inc., Class A	3,782,987
329,985	[1]	ON24, Inc.	2,174,601
64,169	[1]	Perficient, Inc.	3,032,627
18,737	[1]	Photronics, Inc.	513,581
48,799	[1]	Q2 Holdings, Inc.	2,507,781
34,035	[1]	Qualys, Inc.	5,578,677
32,918	[1]	Rimini Street, Inc.	87,562
88,159		Sapiens International Corp. NV	2,715,297
35,241	[1]	Secureworks Corp.	214,618
32,825	[1]	Semrush Holdings, Inc.	401,778
75,175	[1]	SMART Global Holdings, Inc.	1,373,447
4,981	[1]	SPS Commerce, Inc.	866,046
140,742	[1]	Squarespace, Inc.	4,906,266
10,855	[1]	Super Micro Computer, Inc.	9,322,274
9,388	[1]	Synaptics, Inc.	844,544
216,193	[1]	Telos Corp.	743,704
24,858	[1]	Tenable Holdings, Inc.	1,117,864
452,362	[1]	Unisys Corp.	2,456,326
87,280	[1]	Varonis Systems, Inc.	3,818,500
22,239	[1]	Verint Systems, Inc.	673,397
182,263	[1]	Weave Communications, Inc.	1,948,391
767,058	[1]	Yext, Inc.	4,211,148
		TOTAL	99,177,022
		Materials—3.1%
7,081		Cabot Corp.	646,000
22,402		Commercial Metals Corp.	1,203,884
171,747	[1]	Constellium SE	3,381,698
3,043	[1]	Ingevity Corp.	155,619
19,874		Koppers Holdings, Inc.	1,019,139
1,805		Materion Corp	207,467
15,861		Myers Industries, Inc.	347,356

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
19,922	[1]	O-I Glass, Inc.	$298,033
49,508		Orion S.A.	1,171,359
702		Quaker Chemical Corp.	130,944
86,100	[1,3]	Rentech, Inc.	0
55,724		Ryerson Holding Corp.	1,590,920
50,983		Warrior Met Coal, Inc.	3,484,688
		TOTAL	13,637,107
		Real Estate—1.4%
80,955	[1]	Anywhere Real Estate, Inc.	393,441
378,054	[1,2]	Redfin Corp.	2,120,883
163,729		RMR Group, Inc./The	3,883,652
		TOTAL	6,397,976
		Utilities—0.3%
15,826		Otter Tail Corp.	1,350,907
		TOTAL COMMON STOCKS (IDENTIFIED COST $364,667,209)	437,811,184
		INVESTMENT COMPANIES—6.1%
19,185,259		Federated Hermes Government Obligations Fund, Premier Shares, 5.22%[4]	19,185,259
8,001,960		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[4]	8,001,960
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,187,826)	27,187,219
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $391,855,035)	464,998,403
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[5]	(18,716,092)
		TOTAL NET ASSETS—100%	$446,282,311
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 4/30/2024	Shares Held as of 4/30/2024	Dividend Income*
Health Care:
Dynavax Technologies Corp.	$—	$829,603	$—	$(92,520)	$—	$737,083	64,827	$—
Siga Technologies, Inc.**	$8,635,566	$—	$(7,647,260)	$1,776,620	$(55,040)	$2,709,886	308,643	$303,379
Affiliated issuers no longer in the portfolio at period end	$6,068,818	$—	$(5,037,071)	$(3,012,972)	$1,981,225	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$14,704,384	$829,603	$(12,684,331)	$(1,328,872)	$1,926,185	$3,446,969	373,470	$303,379

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2024, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$14,815,356	$4,936,612	$19,751,968
Purchases at Cost	$109,480,918	$72,678,368	$182,159,286
Proceeds from Sales	$(105,111,015)	$(69,614,307)	$(174,725,322)
Change in Unrealized Appreciation/Depreciation	$—	$(677)	$(677)
Net Realized Gain/(Loss)	$—	$1,964	$1,964
Value as of 4/30/2024	$19,185,259	$8,001,960	$27,187,219
Shares Held as of 4/30/2024	19,185,259	8,001,960	27,187,219
Dividend Income	$479,160	$326,310	$805,470

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2024, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$19,185,259	$17,396,859

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s Valuation Committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$394,169,458	$—	$0	$394,169,458
International	43,641,726	—	—	43,641,726
Investment Companies	27,187,219	—	—	27,187,219
TOTAL SECURITIES	$464,998,403	$—	$0	$464,998,403